SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0	$ 0
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	0
Statutory tax rate (as a percent)		21.00%
Anti-dilutive securities attributable to warrants (in shares)	21,320,000	21,320,000
Cash, FDIC Insured Amount	$ 250,000	$ 250,000	250,000
Gross proceeds			276,000,000
Proceeds allocated to Public Warrants		11,454,000	(11,454,000)
Ordinary shares issuance costs		(15,179,927)	(15,179,714)
Ordinary shares subject to possible redemption, beginning	276,033,447
Accretion of carrying value to redemption value	(4,772)	(26,667,374)	(26,667,374)
Ordinary shares subject to possible redemption, ending	$ 276,028,675	$ 276,033,447	$ 276,033,447